Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2021	31 December 2020
	£m	£m
Items in the course of transmission	497	375
Deposits held as collateral	1,034	2,063
Other deposits(1)	18,951	18,519
Amounts due to Santander UK subsidiaries	20	1
	20,502	20,958

(1)Includes drawdown from the TFS of £3.3bn (2020: £6.3bn) and drawdown from the TFSME of £15.2bn (2020: £11.7bn).